RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 20, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 02, 2023	Dec. 06, 2022
Related Party Transaction [Line Items]
Working capital loan amount	$ 400
PIPE Financing
Related Party Transaction [Line Items]
Payoff convertible promissory notes issued						$ 2,100	$ 2,100
Board of Directors
Related Party Transaction [Line Items]
Director fees paid		$ 85	$ 45	$ 200	$ 100
Hicks Holdings Operating LLC
Related Party Transaction [Line Items]
Management fees paid to shareholder		200	200	1,100	400
Cree Investments, LLC
Related Party Transaction [Line Items]
Rent expense paid to shareholder		$ 13	$ 13	$ 51	51
Heath Woodrum
Related Party Transaction [Line Items]
Payments for tools					$ 4